Note 15 - Stock-Based Compensation Plans (Details) - Summary of Restricted Share Units Activity (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014
Note 15 - Stock-Based Compensation Plans (Details) - Summary of Restricted Share Units Activity [Line Items]
Vested or expected to vest at January 31, 2015	$ 6.23
Vested or expected to vest at January 31, 2015	2 years 146 days
Vested or expected to vest at January 31, 2015	$ 10.2
Restricted Stock Units (RSUs) [Member]
Note 15 - Stock-Based Compensation Plans (Details) - Summary of Restricted Share Units Activity [Line Items]
Number of Units Outstanding	175,592	214,076
Weighted-Average Grant Date Fair Value	$ 9.94	$ 8.96
Weighted-Average Remaining Contractual Life (years)	7 years 328 days
Aggregate Intrinsic Value (in millions)	3.1
Vested or expected to vest at January 31, 2015	175,592
Vested or expected to vest at January 31, 2015	$ 9.94
Vested or expected to vest at January 31, 2015	7 years 328 days
Vested or expected to vest at January 31, 2015	3.1
Exercisable at January 31, 2015	123,581
Exercisable at January 31, 2015	$ 9.04
Exercisable at January 31, 2015	7 years 219 days
Exercisable at January 31, 2015	$ 2.2
Granted	51,752
Granted	$ 13.79
Exercised	(85,298)
Exercised	$ 8.36
Forfeited	(4,938)
Forfeited	$ 8.59